UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 135.40%
Aerospace & Defense - 3.03%
DAE Aviation Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	$1,873,542	$1,885,982
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 7/13/2021(b)	2,083,140	2,062,308
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	893,284	894,405
1M US L + 7.25%, 03/08/2026	666,667	667,500
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	1,125,000	1,133,674
		6,643,869

Air Transport - 1.12%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan:
1M US L + 3.25%, 04/28/2022	473,043	466,371
1M US L + 4.25%, 03/14/2025	1,985,000	1,979,839
		2,446,210

Automotive - 0.86%
CH Hold Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025(b)	789,474	801,316
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	1,075,680	1,086,436
		1,887,752

Beverage & Tobacco - 0.24%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022(b)	693,642	516,763

Brokers, Dealers & Investment Houses - 0.67%
Advisor Group, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 08/15/2025	540,000	544,725
Edelman Financial Center LLC, Second Lien Initial Term Loan, 3M US L + 6.75%, 06/26/2026(b)	553,846	567,000
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/12/2025	360,000	360,675
		1,472,400

Building & Development - 8.65%
American Bath Group LLC, Second Lien Term Loan:
3M US L + 4.25%, 09/30/2023	2,695,107	2,727,152
3M US L + 9.75%, 09/30/2024(b)	150,000	152,250
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024	238,788	240,878
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 11/15/2021(c)	1,013,706	886,993
Fastener Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/28/2025	932,813	936,311
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	2,896,232	2,781,280
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/30/2025(c)	2,695,500	2,669,556
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	1,963,636	1,968,545
LBM Borrower LLC, First Lien Tranche C Term Loan, 2M US L + 3.75%, 08/19/2022	2,088,700	2,105,023
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	718,200	725,382
Specialty Building Products Holdings LLC, First Lien 2017 Initial Retired 10/01/2018 Term Loan, 1M US L + 6.00%, 10/28/2023	1,714,025	1,723,675
SRS Distribution, Inc., First Lien Initial Term Loan, 2M US L + 3.25%, 05/23/2025	2,061,818	2,050,437
		18,967,482

Business Equipment & Services - 22.71%
Access CIG LLC, First Lien B Term Loan:
1M US L + 3.75%, 02/27/2025	110,716	111,477
1M US L + 3.75%, 02/27/2025	552,337	556,135
1M US L + 7.75%, 02/27/2026	97,826	98,377
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	780,920	725,084
1M US L + 3.25%, 07/25/2021	748,854	691,754
1M US L + 6.50%, 07/25/2022	3,123,849	2,643,557
Allied Universal Holdco LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/28/2022	1,170,000	1,154,644

	Principal
	Amount	Value

Business Equipment & Services (continued)
AqGen Ascensus, Inc., First Lien Replacement Term Loan:
3M US L + 1.66%, 12/03/2022(b)(d)	$34,800	$34,952
1M US L + 3.50%, 12/03/2022	149,250	149,857
1M US L + 3.50%, 12/03/2022	830,743	834,120
BMC Acquisition, Inc., First Lien Initial Term Loan, 6M US L + 5.25%, 12/18/2024(b)	651,328	656,213
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.25%, 11/01/2024	1,680,891	1,679,135
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1Y US L + 3.00%, 02/03/2025	23,671	23,711
1M US L + 3.00%, 02/03/2025	219,828	220,194
3M US L + 6.75%, 02/01/2026	439,655	443,502
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	1,073,544	1,079,470
Explorer Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 05/02/2023	1,373,702	1,384,863
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025	1,207,319	1,211,846
1M US L + 9.00%, 04/10/2026(b)	1,800,000	1,719,000
GlobalLogic Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/25/2025	222,644	224,801
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 3.50%, 05/23/2025	200,174	202,176
Information Resources, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 01/18/2024	2,138,648	2,157,361
3M US L + 8.25%, 01/20/2025	2,000,000	2,017,500
Inmar, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 05/01/2024	316,618	318,003
1M US L + 8.00%, 05/01/2025(b)	946,746	951,479
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	1,416,081	1,425,816
KUEHG Corp., Second Lien Tranche B Term Loan, 3M US L + 8.25%, 08/15/2025	2,198,220	2,231,193
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.875%, 12/09/2022	2,000,427	1,940,414
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	740,140	740,074
1M US L + 7.25%, 12/01/2025	690,909	692,291
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan:
3M US L + 3.75%, 05/19/2025	1,675,586	1,683,964
3M US L + 7.50%, 05/22/2026(b)	1,260,000	1,242,675
PricewaterhouseCoopers Public Sector LLP, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	360,000	361,800
PT Intermediate Holdings III LLC, First Lien B Term Loan:
3M US L + 4.00%, 12/9/2024	1,288,833	1,291,256
3M US L + 8.00%, 12/08/2025(b)	1,260,000	1,278,900
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan:
1M US L + 2.75%, 03/01/2021	1,694,853	1,697,641
1M US L + 5.75%, 02/28/2022	4,135,987	4,159,273
St. George's University Scholastic Services LLC, First Lien Term Loan, 1M US L + 3.50%, 07/17/2025(b)	1,564,182	1,583,734
Staples, Inc., First Lien Closing Date Term Loan, 3M US L + 4.00%, 09/12/2024	960,254	961,858
Surveymonkey, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/13/2024(b)	2,487,131	2,496,458
ThoughtWorks, Inc., First Lien Replacement Term Loan:
1M US L + 4.00%, 10/11/2024(b)	149,379	150,126
1M US L + 4.00%, 10/11/2024	498,750	502,491
TIBCO Software, Inc., First Lien B-1 Term Loan, 1M US L + 3.50%, 12/04/2020	663,775	667,578
TRC Cos., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	1,012,379	1,016,175
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	2,388,000	2,407,403
		49,820,331

Chemical & Plastics - 3.47%
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 06/27/2025(b)	2,154,600	2,170,760
Emerald Performance Materials LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 08/01/2022(b)	1,500,000	1,505,625
Pinnacle Operating Corp., First Lien B Refinancing Term Loan, 1M US L + 3.625%, 11/15/2021(b)	530,640	479,566

	Principal
	Amount	Value

Chemical & Plastics (continued)
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	$276,722	$275,222
1M US L + 7.00%, 01/26/2026(b)	566,667	561,708
Starfruit Finco B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025(c)	1,511,194	1,519,377
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
3M US L + 4.00%, 10/28/2024	495,796	498,793
2M US L + 8.25%, 10/27/2025	588,834	593,497
		7,604,548

Clothing & Textiles - 0.23%
Hercules Achievement, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 12/16/2024	507,608	509,669

Conglomerates - 2.05%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 6/30/2021	701,568	700,691
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 2M US L + 3.75%, 07/11/2025	944,262	951,642
Output Services Group, Inc., First Lien B Term Loan:
%, 03/27/2020	67,308	67,476
1M US L + 4.25%, 03/21/2024(c)	409,992	413,580
SSH Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	533,333	538,667
TravelCLICK, Inc., Second Lien Initial Retired 10/04/2018 Term Loan:
1M US L + 3.50%, 05/06/2021	601,664	602,867
1M US L + 7.75%, 11/06/2021(b)	1,226,017	1,226,017
		4,500,940

Containers & Glass Products - 4.18%
Caraustar Industries, Inc., First Lien Refinancing Term Loan, 3M US L + 5.50%, 03/14/2022	1,460,121	1,474,992
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,071,429	1,075,313
Goodpack, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	507,363	513,070
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	895,500	902,776
Loparex International BV, First Lien B Term Loan, 3M US L + 4.25%, 03/28/2025	1,795,500	1,820,197
Pregis Holding I Corp., First Lien Term Loan, 3M US L + 3.50%, 5/20/2021(b)	714,221	708,865
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 11/20/2023	483,135	485,672
1M US L + 8.50%, 11/18/2024	366,029	369,080
Ranpak Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	323,753	325,372
Strategic Materials Holding Corp., First Lien Initial Term Loan:
3M US L + 3.75%, 11/01/2024	330,833	317,049
3M US L + 7.75%, 12/27/2025(b)	933,333	863,333
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	313,421	312,899
		9,168,618

Diversified Insurance - 1.74%
Acrisure LLC, First Lien 2017-2 Refinancing Term Loan:
3M US L + 4.25%, 11/22/2023	540,644	543,575
3M US L + 3.75%, 11/22/2023	504,354	506,457
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 3.00%, 02/14/2025	395,449	394,585
1M US L + 6.75%, 02/16/2026	364,286	362,464
Genworth Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 02/28/2023	312,261	320,069
One Call Corp., First Lien Extended Term Loan, 1M US L + 5.25%, 11/28/2022	1,097,059	1,043,714
York Risk Services Holding Corp., First Lien Term Loan, 1M US L + 3.75%, 10/01/2021	667,342	648,296
		3,819,160

Drugs - 2.16%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	294,643	296,025
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,214,451	1,224,069
Avantor, Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.00%, 11/21/2024	805,318	816,077

	Principal
	Amount	Value

Drugs (continued)
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023(c)	$2,390,011	$2,401,220
		4,737,391

Ecological Services & Equipment - 0.29%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	637,167	642,742

Electronics/Electrical - 20.01%
AppLovin Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 08/15/2025	324,742	329,004
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 3M US L + 4.25%, 10/02/2025(c)	2,700,000	2,729,443
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 05/21/2025(b)	972,563	976,210
Compuware Corp., First Lien Term Loan, 1M US L + 3.50%, 08/25/2025	445,935	450,208
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/25/2025(b)	209,150	207,320
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,223,356	2,637,785
DigiCert, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 10/31/2025	1,000,000	999,375
Dynatrace LLC, Second Lien Term Loan, 1M US L + 7.00%, 08/21/2026	500,870	508,383
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	383,464	387,539
EXC Holdings III Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 12/02/2024	3	3
Flexera Software LLC, First Lien Initial Term Loan:
1M US L + 3.25%, 02/26/2025(c)	663,164	666,066
1M US L + 7.25%, 02/26/2026	548,387	552,157
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/27/2024(b)	2,192,101	2,208,542
Help/Systems Holdings, Inc., First Lien Term Loan:
1M US L + 3.75%, 03/28/2025	589,075	593,493
1M US L + 7.75%, 03/23/2026	775,862	779,741
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	365,564	371,962
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024(c)	701,723	708,449
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	2,887,932	2,915,598
1M US L + 9.00%, 01/20/2025	2,000,000	1,941,670
McAfee LLC, First Lien Closing Date USD Term Loan, 1M US L + 4.50%, 09/30/2024	1,899,774	1,917,756
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	1,417,703	1,429,108
MLN US HoldCo LLC, First Lien Term Loan, 3M US L + 4.50%, 07/11/2025(c)	1,235,915	1,250,209
Navex Topco, Inc., First Lien Initial Term Loan:
3M US L + 3.25%, 09/04/2025	202,247	202,502
3M US L + 7.00%, 09/04/2026	900,000	906,750
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	782,654	783,957
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 1/23/2025	372,400	374,029
Presidio Holdings, Inc., 3M US L + 2.75%, 02/02/2024	873,424	876,883
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	1,074,627	1,077,313
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 1M US L + 4.00%, 7/7/2023	550,010	552,989
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	501,972	459,304
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	2,700,000	2,726,149
3M US L + 8.25%, 05/17/2026	2,700,000	2,686,514
SciQuest, Inc., First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	1,374,231	1,374,231
SCS Holdings I, Inc., First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	859,653	866,100
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	1,219,355	1,222,403
3M US L + 7.50%, 05/17/2026	1,440,000	1,436,400
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	1,086,404	1,060,944
Web.com Group, Inc., First Lien B Term Loan:
3M US L + 3.75%, 09/17/2025(c)	1,800,000	1,813,500
3M US L + 7.75%, 09/17/2026(c)	900,000	907,875
		43,887,864

Equipment Leasing - 0.97%
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 1M US L + 6.00%, 06/15/2023(b)	2,100,000	2,123,625

	Principal
	Amount	Value

Financial Intermediaries - 4.40%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024(c)	$2,146,405	$1,829,810
EZE Software Group LLC, Second Lien New Retired 10/01/2018 Term Loan, 1M US L + 6.50%, 04/05/2021	282,543	283,956
Intralinks, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 11/11/2024	695,402	698,121
ION Trading Technologies S.A.R.L., First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	2,262,302	2,256,295
Misys, Ltd., First Lien Dollar Term Loan, 3M US L + 3.50%, 06/13/2024	461,645	462,511
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	1,755,000	1,760,484
1M US L + 7.50%, 05/25/2026(b)	450,000	456,750
Resolute Investment Managers, Inc., Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	1,000,000	1,015,000
Sungard Availability Services Capital, Inc., First Lien 2021 Tranche B Term Loan, 1M US L + 7.00%, 09/30/2021	958,286	891,206
		9,654,133

Food Products - 2.77%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	1,639,083	1,584,583
CSM Bakery Solutions, Ltd., First Lien Term Loan, 3M US L + 4.00%, 7/3/2020	2,304,428	2,235,872
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	1,408,831	1,412,649
1M US L + 8.00%, 02/01/2024	831,548	840,213
		6,073,317

Food Service - 3.25%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Term Loan, 3M US L + 3.75%, 12/06/2024	802,189	808,205
CEC Entertainment, Inc., First Lien B Term Loan, 1M US L + 3.25%, 02/12/2021	1,993,818	1,935,250
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	1,316,700	1,314,231
Fogo de Chao, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/05/2025	613,645	617,867
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/14/2025(b)	826,403	840,865
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021(b)	654,475	656,111
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	937,931	954,054
		7,126,583

Food/Drug Retailers - 0.71%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	1,414,461	1,419,107
3M US L + 4.00%, 02/07/2025	138,194	138,649
		1,557,756

Health Insurance - 0.98%
FHC Health Systems, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021	2,449,792	2,141,119

Healthcare - 21.13%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	3,272,365	3,304,401
Auris LuxCo, First Lien B Term Loan, 3M US L + 3.75%, 07/24/2025(c)	623,077	631,647
BioClinica Holding I LP, First Lien Initial Term Loan:
3M US L + 4.25%, 10/20/2023	620,803	591,706
3M US L + 8.25%, 10/21/2024(b)	789,474	726,316
Certara Holdco, Inc., First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024	159,614	160,113
Covenant Surgical Partners, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 10/04/2024(b)	172,334	173,195
3M US L + 4.50%, 10/04/2024(b)	572,596	575,459
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	773,851	730,322
Dentalcorp of Canada ULC, First Lien Initial Term Loan:
3M US L + 2.184%, 06/06/2025(d)	47,611	48,117
1M US L + 3.75%, 06/06/2025	758,662	766,723

	Principal
	Amount	Value

Healthcare (continued)
Endo International PLC, First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	$1,926,312	$1,942,165
Envision Healthcare Corp., First Lien Term Loan, 3M US L + 3.75%, 09/26/2025(c)	1,881,290	1,876,126
Equian Buyer Corp., First Lien 2018 Incremental Term Loan, 1M US L + 3.25%, 05/20/2024	1,108,646	1,115,403
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,362,069	1,362,069
Heartland Dental LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 04/30/2025	1,211,357	1,213,374
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	1,125,184	1,085,803
Lifescan Global Corp., First Lien Term Loan, 3M US L + 6.00%, 09/28/2024(c)	2,700,000	2,677,225
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/10/2025	827,419	824,834
MedPlast Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	750,000	759,848
Midwest Physician Administrative Services LLC, Second Lien Initial Term Loan, 1M US L + 7.00%, 08/15/2025	640,000	643,200
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024(b)(c)	1,422,442	1,429,554
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023	3,056,144	3,079,081
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023(b)	203,453	204,979
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	2,617,438	2,640,341
Onex Carestream Finance LP, First Lien 2013 Term Loan:
1M US L + 4.00%, 06/07/2019	171,064	171,206
1M US L + 8.50%, 12/07/2019	3,244,121	3,238,444
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	2,361,755	2,385,373
Pearl Intermediate Parent LLC, First Lien Initial Term Loan:
3M US L + 1.48444%, 02/14/2025(d)	21,766	21,568
1M US L + 2.75%, 02/14/2025	266,658	264,242
PharMerica Corp., First Lien Initial Term Loan:
1M US L + 3.50%, 12/06/2024	355,200	358,031
1M US L + 7.75%, 12/07/2025	289,405	289,224
Press Ganey Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	306,437	309,501
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	657,132	659,458
Prospect Medical Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 5.50%, 02/22/2024	1,305,183	1,326,392
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	2,490,206	2,432,620
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	1,125,000	1,136,486
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	2,693,250	2,652,851
YI LLC, First Lien Initial Term Loan:
3M US L + 4.00%, 11/06/2024(b)	1,134,462	1,134,462
3M US L + 2.44303%, 11/07/2024(b)(d)	137,034	137,034
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026	1,285,714	1,277,679
		46,356,572

Home Furnishings - 1.26%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	635,200	636,194
1M US L + 3.25%, 12/13/2023	1,063,727	1,066,387
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024(c)	78,463	79,051
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/8/2024	1,246,702	977,415
		2,759,047

Industrial Equipment - 3.06%
Blount International, Inc., First Lien New Refinancing Term Loan, 3M US L + 3.75%, 04/12/2023(c)	1,210,264	1,217,266
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	1,129,465	1,117,702
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.50%, 09/30/2024	993,259	999,263
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	595,041	598,141
1M US L + 6.75%, 09/06/2026	382,979	384,017
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	1,113,915	1,107,649
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	1,333,723	1,298,506
		6,722,544

	Principal
	Amount	Value

Insurance - 1.44%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	$1,736,591	$1,751,786
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	813,953	821,841
Gem Acquisitions, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 03/02/2025	584,022	584,842
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	10	10
		3,158,479

Leisure Goods/Activities/Movies - 1.16%
Bulldog Purchaser, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/05/2025	555,102	554,758
Recess Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.75%, 09/30/2024(d)	133,912	135,210
3M US L + 3.75%, 09/30/2024	995,982	1,005,633
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	837,900	848,897
		2,544,498

Lodging & Casinos - 1.38%
AP Gaming I LLC, First Lien 2018 Refinancing B Term Loan, 1M US L + 4.25%, 02/15/2024	1,605,660	1,618,369
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024(b)	1,432,800	1,416,681
		3,035,050

Nonferrous Metals/Minerals - 1.37%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	1,444,655	1,473,100
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	851,698	859,151
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 1M US L + 7.25%, 10/17/2022	731,394	672,558
		3,004,809

Oil & Gas - 3.95%
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025(b)	1,077,300	1,070,567
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	347,167	343,044
Oryx Southern Delaware Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	2,212,412	2,183,374
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021(c)	1,066,892	1,034,555
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	865,298	798,960
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	4,506	3,919
3M US L + 0.00%, 10/01/2019(b)	34,005	29,574
3M US L + 0.00%, 10/01/2019(b)	2,752	2,394
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	114,965	106,151
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	70,221	64,837
Traverse Midstream Partners LLC, First Lien Advance Term Loan, 3M US L + 4.00%, 09/27/2024	1,159,012	1,169,275
UTEX Industries, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/21/2021	1,865,955	1,851,961
		8,658,611

Property & Casualty Insurance - 2.28%
Applied Systems, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 09/19/2024	74,250	74,771
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.00%, 08/04/2025	3,381,340	3,481,731
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 5.25%, 04/19/2022	1,484,887	1,453,333
		5,009,835

Publishing - 1.45%
Recorded Books, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 08/29/2025(b)	789,474	798,355

	Principal
	Amount	Value

Publishing (continued)
Southern Graphics, Inc., Second Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2022	$867,378	$869,112
1M US L + 7.50%, 12/31/2023	1,500,000	1,506,563
		3,174,030

Retailers (except food & drug) - 1.61%
Academy, Ltd., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	312,321	243,721
Apro LLC, First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	592,881	597,515
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	250,061	242,611
FullBeauty Brands Holdings Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 10/14/2022	625,039	190,950
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 1/26/2023	308,242	250,795
Pier 1 Imports US, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	1,994,792	1,635,729
Spencer Gifts LLC, First Lien B-1 Term Loan, 1M US L + 4.25%, 07/16/2021	379,500	356,967
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 0.00%, 11/16/2017(b)(e)	3,503,223	7,007
		3,525,295

Steel - 1.28%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	1,248,239	1,260,721
Graftech International, Ltd., First Lien Initial Term Loan, 1M US L + 3.50%, 02/12/2025(b)	1,292,727	1,303,231
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	241,643	244,361
		2,808,313

Surface Transport - 0.86%
FPC Holdings, Inc., First Lien B-1 Term Loan:
1M US L + 4.50%, 11/21/2022	895,500	906,694
1M US L + 9.00%, 11/20/2023	407,547	415,698
SMB Shipping Logistics LLC, First Lien Term Loan, 1M US L + 4.00%, 02/05/2024	565,164	567,639
		1,890,031

Telecommunications - 4.96%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	674,326	676,854
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	2,186,154	2,208,190
Cologix Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,523,309	1,540,446
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	225,564	226,223
Ensono LP, First Lien Term Loan, 3M US L + 5.25%, 06/27/2025(c)	1,018,557	1,030,016
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	702,504	703,969
3M US L + 7.50%, 12/16/2024	548,872	551,161
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	720,000	714,449
3M US L + 7.25%, 08/01/2025	771,429	752,914
Securus Technologies Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 11/01/2024(c)	556,364	557,293
1M US L + 4.50%, 11/01/2024	138,394	138,947
TierPoint LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/06/2024	1,399,680	1,386,775
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	401,488	403,746
		10,890,983

Utilities - 3.72%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 07/31/2025	2,433,553	2,466,564
1M US L + 6.75%, 08/03/2026	224,299	228,953
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	504,197	504,111
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	2,421,507	2,445,734
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	495,000	498,713
Moxie Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	1,432,381	1,332,115

	Principal
	Amount	Value

Utilities (continued)
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	$693,449	$688,942
		8,165,132

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $299,161,310)		297,005,501

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 2.96%
Structured Finance Obligations - 2.96%
Babson CLO, Ltd. 2015-I 3M US L + 5.50%, 01/20/2031(b)(f)	875,000	863,447
Carlyle Global Market Strategies CLO 2016-2, Ltd. 3M US L + 5.17%, 07/15/2027(b)(f)	1,000,000	1,001,796
CIFC Funding 2018-I, Ltd. 3M US L + 5.00%, 04/18/2031(b)(f)	725,000	695,010
Highbridge Loan Management 6-2015, Ltd. 3M US L + 5.10%, 02/05/2031(b)(f)	833,000	811,394
Neuberger Berman Loan Advisers CLO 27, Ltd. 3M US L + 5.20%, 01/15/2030(b)(f)	667,000	648,624
Tiaa Clo III, Ltd. 3M US L + 5.90%, 01/16/2031(b)(f)	2,500,000	2,467,454
		6,487,725

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $6,600,000)		6,487,725

CORPORATE BONDS - 24.98%
Aerospace & Defense - 0.50%
Engility Corp. 8.875%, 09/01/2024	1,000,000	1,091,250

Building & Development - 3.87%
Great Lakes Dredge & Dock Corp. 8.000%, 05/15/2022	1,835,000	1,890,050
Northwest Hardwoods, Inc. 7.500%, 08/01/2021(f)	289,000	265,880
NWH Escrow Corp. 7.500%, 08/01/2021(f)	1,332,000	1,222,110
PriSo Acquisition Corp. 9.000%, 05/15/2023(f)	3,477,000	3,607,388
Zachry Holdings, Inc. 7.500%, 02/01/2020(f)	1,500,000	1,512,570
		8,497,998

Chemical & Plastics - 0.23%
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(f)	487,000	494,305

Containers & Glass Products - 1.55%
ARD Securities Finance SARL 8.750%, 01/31/2023(f)(g)	418,277	420,368
Flex Acquisition Co., Inc. 6.875%, 01/15/2025(f)	1,916,000	1,839,360
Trident Merger Sub, Inc. 6.625%, 11/01/2025(f)	1,200,000	1,140,000
		3,399,728

Diversified Insurance - 2.31%
HUB International, Ltd. 7.000%, 05/01/2026(f)	378,000	379,440
NFP Corp. 6.875%, 07/15/2025(f)	1,583,000	1,590,915
York Risk Services Holding Corp. 8.500%, 10/01/2022(f)	3,500,000	3,088,750
		5,059,105

Drugs - 1.61%
Avantor, Inc.:
6.000%, 10/01/2024(f)	833,000	847,577
9.000%, 10/01/2025(f)	2,600,000	2,687,750
		3,535,327

Ecological Services & Equipment - 0.51%
GFL Environmental, Inc. 5.375%, 03/01/2023(f)	864,000	814,320
Hulk Finance Corp. 7.000%, 06/01/2026(f)	324,000	313,875
		1,128,195

	Principal
	Amount	Value

Electronics/Electrical - 3.39%
Banff Merger Sub, Inc. 9.750%, 09/01/2026(f)	$857,000	$871,569
BMC Software Finance, Inc. 8.125%, 07/15/2021(f)	2,750,000	2,814,212
Global A&T Electronics, Ltd. 8.500%, 01/12/2023	1,363,844	1,325,564
Riverbed Technology, Inc. 8.875%, 03/01/2023(f)	2,559,000	2,421,454
		7,432,799

Food Service - 1.63%
CEC Entertainment, Inc. 8.000%, 02/15/2022	345,000	313,950
PF Chang's China Bistro, Inc. 10.250%, 06/30/2020(f)	3,377,000	3,267,248
		3,581,198

Healthcare - 3.94%
Bausch Health Cos., Inc.:
6.500%, 03/15/2022(f)	520,000	542,100
7.000%, 03/15/2024(f)	323,000	342,057
5.500%, 11/01/2025(f)	600,000	601,200
Enterprise Merger Sub, Inc. 8.750%, 10/15/2026(f)	1,875,000	1,849,697
Surgery Center Holdings, Inc. 8.875%, 04/15/2021(f)	1,500,000	1,569,375
Team Health Holdings, Inc. 6.375%, 02/01/2025(f)	1,500,000	1,305,000
Tenet Healthcare Corp.:
4.625%, 07/15/2024	667,000	649,991
5.125%, 05/01/2025	667,000	658,663
7.000%, 08/01/2025	1,143,000	1,133,856
		8,651,939

Oil & Gas - 0.95%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.750%, 04/15/2023	1,600,000	1,608,000
CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 08/15/2022	500,000	468,000
		2,076,000

Property & Casualty Insurance - 1.79%
AssuredPartners, Inc. 7.000%, 08/15/2025(f)	1,136,000	1,127,480
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/2024(f)	2,550,000	2,807,040
		3,934,520

Publishing - 0.24%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(f)	580,000	522,000

Radio & Television - 1.36%
Cablevision Systems Corp. 8.000%, 04/15/2020	1,400,000	1,478,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/2021(f)	1,500,000	1,511,580
		2,990,330

Telecommunications - 0.83%
Digicel, Ltd. 6.000%, 04/15/2021(f)	750,000	698,437
Frontier Communications Corp. 10.500%, 09/15/2022	1,250,000	1,114,838
		1,813,275

	Principal
	Amount	Value

Utilities - 0.27%
Calpine Corp. 5.750%, 01/15/2025	$667,000	$592,796

TOTAL CORPORATE BONDS
(Cost $55,023,478)		54,800,765

	Shares
COMMON STOCK - 0.19%
Oil & Gas - 0.19%
SandRidge Energy, Inc.(h)	37,842	$411,342

TOTAL COMMON STOCK
(Cost $1,749,997)		411,342

Total Investments - 163.53%
(Cost $362,534,785)		358,705,333

Liabilities in Excess of Other Assets - (1.25)%		(2,739,182)

Mandatory Redeemable Preferred Shares - (9.17)%
(liquidation preference plus distributions payable on term preferred shares)		(20,120,887)

Leverage Facility - (53.11)%		(116,500,000)

Net Assets - 100.00%		$219,345,264

Amounts above are shown as a percentage of net assets as of September 30, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Libor Rates:

1M US L - 1 Month LIBOR as of September 30, 2018 was 2.26%

2M US L - 2 Month LIBOR as of September 30, 2018 was 2.31%

3M US L - 3 Month LIBOR as of September 30, 2018 was 2.40%

6M US L - 6 Month LIBOR as of September 30, 2018 was 2.60%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of September 30, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	A portion of this position was not funded as of September 30, 2018. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2018, the Fund has unfunded delayed draw loans in the amount of $1,589,116. Fair value of these unfunded delayed draw loans was $1,596,974.
(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $48,962,783, which represented approximately 22.32% of net assets as of September 30, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the "Fund" or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGX is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of September 30, 2018:

Blackstone / GSO Long-Short Credit Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	–	$4,581,561	$2,062,308	$6,643,869
Automotive	–	–	1,887,752	1,887,752
Beverage & Tobacco	–	–	516,763	516,763
Brokers, Dealers & Investment Houses	–	905,400	567,000	1,472,400
Building & Development	–	18,815,232	152,250	18,967,482
Business Equipment & Services	–	36,937,591	12,882,740	49,820,331
Chemical & Plastics	–	2,886,889	4,717,659	7,604,548
Conglomerates	–	3,274,923	1,226,017	4,500,940
Containers & Glass Products	–	7,271,048	1,897,570	9,168,618
Electronics/Electrical	–	38,044,248	5,843,616	43,887,864
Equipment Leasing	–	–	2,123,625	2,123,625
Financial Intermediaries	–	8,182,383	1,471,750	9,654,133
Food Service	–	5,629,607	1,496,976	7,126,583
Health Care	–	41,975,573	4,380,999	46,356,572
Insurance	–	1,406,693	1,751,786	3,158,479
Lodging & Casinos	–	1,618,369	1,416,681	3,035,050
Oil & Gas	–	7,552,157	1,106,454	8,658,611
Publishing	–	2,375,675	798,355	3,174,030
Retailers (except food & drug)	–	3,518,288	7,007	3,525,295
Steel	–	244,361	2,563,952	2,808,313
Other	–	62,914,243	–	62,914,243
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	6,487,725	6,487,725
Corporate Bonds	–	54,800,765	–	54,800,765
Common Stock	411,342	–	–	411,342
Total	411,342	302,935,006	55,358,985	358,705,333

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Total
Balance as of December 31, 2017	$48,514,020	$2,437,391	$50,951,411
Accrued discount/ premium	55,423	-	55,423
Realized Gain/(Loss)	270,784	-	270,784
Change in Unrealized Appreciation/(Depreciation)	(386,985)	(49,666)	(436,651)
Purchases	27,173,892	4,100,000	31,273,892
Sales Proceeds	(27,522,732)	-	(27,522,732)
Transfer into Level 3	11,491,189	-	11,491,189
Transfer out of Level 3	(10,724,331)	-	(10,724,331)
Balance as of September 30, 2018	$48,871,260	$6,487,725	$55,358,985
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2018	$77,573	$(49,666)	$27,907

Information about Level 3 fair value measurements as of September 30, 2018:

	Fair Value at 9/30/2018	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$48,871,260	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$6,487,725	Recent Financings	Transaction Price	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2018, 83.46% of BGX’s Managed Assets were held in Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2018, BGX had invested $63,949,371 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGX may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation. BGX had no outstanding participations as of September 30, 2018.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015, July 26, 2016, July 25, 2017, January 8, 2018 and February 23, 2018 and as further amended and restated on June 20, 2018, to borrow up to a limit of $122 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.00% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a 0.20% commitment fee on any undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2018, BGX had borrowings outstanding under its Leverage Facility of $116,500,000, at an interest rate of 3.29%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2018. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2018 the average borrowings under BGX's Leverage Facility and the average interest rate were $115,395,604 and 3.01% respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20,000,000, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of September 30, 2018, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. As of September 30, 2018, BGX's leverage represented 38.36% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 32.74% of Managed Assets and the MRPS representing 5.62% of Managed Assets).

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	November 29, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	November 29, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2018